Financial Assets	12 Months Ended
Dec. 31, 2021
Disclosure of redesignated financial assets and liabilities [text block] [Abstract]
FINANCIAL ASSETS

NOTE 17 : - FINANCIAL ASSETS

1.	Financial risk management objectives and policies:

The Company’s principal financial liabilities, other than derivatives, are comprised of loans and borrowings, payables and financial guarantee contracts. The main purpose of these financial liabilities is to finance the Company’s operations and to provide guarantees to support its operations. The Company’s principal financial assets include loans provided, receivables, cash and short-term deposits that derive directly from its operations. The Company also holds available-for-sale investments and enters into derivative transactions.

The Company is exposed to market risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks. The Company established a financial risk committee that advises to the senior management on financial risks and the appropriate financial risk governance framework for the Company. The financial risk committee provides assurance to the senior management that the Company’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Company’s policies and objectives. All derivative activities for risk management purposes are carried out by specialist teams that have the appropriate skills, experience and supervision. It is the Company’s policy that no trading in derivatives for speculative purposes may be undertaken. The Board reviews and approves the policies for each of the risks summarized below.

2.	Market risk:

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risks, such as share price risk and commodity risk. Financial instruments affected by market risk include, among others, loans and borrowings, deposits, available-for-sale investments and derivative financial instruments.

3.	Foreign currency risk:

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate as a result of changes in foreign currency exchange rates.

The Company’s exposure to foreign currency risk relates primarily to the Company’s continuing operation (when revenue or expense is recognized in a different currency from the Company’s presentation currency).

4.	Credit risk:

Credit risk is the risk that a counterparty will not meet its obligations as a customer or under a financial instrument leading to a loss to the Group. The Group is exposed to credit risk from its operating activity (primarily trade receivables and contract assets) and from its financing activity, including deposits with banks and other financial institutions, foreign currency transactions and other financial instruments.

5.	Trade receivables:

Credit quality of a customer is assessed based on a credit analysis and rating and individual credit limits are defined in accordance with this assessment. Outstanding customer receivables are regularly monitored and any shipments to major customers are generally covered by letters of credit or credit insurance. As of December 31, 2021, the company had 21 customers that owed the Group more than $834 each representing about 4.7% of all the receivables outstanding.

6.	Financial instruments and deposits:

Credit risk from balances with banks and financial institutions is managed by the Group’s management in accordance with the Group’s policy. Investments of surplus funds are made only with approved counterparties and within limits assigned to each counterparty. Counterparty limits are reviewed by the Board on an annual basis, and may be updated throughout the year subject to approval of the Group’s finance committee. The limits are set to minimize the concentration of credit risk and therefore mitigate loss through potential counterparty’s failure to make payments.